QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 4,579	$ 4,573	$ 4,629	$ 4,653	$ 4,689	$ 4,682	$ 4,860	$ 5,081	$ 18,434	$ 19,312	$ 21,689
Total interest expense	827	868	905	920	1,003	1,065	1,103	1,160	3,520	4,331	5,601
Net interest income	3,752	3,705	3,724	3,733	3,686	3,617	3,757	3,921	14,914	14,981	16,088
Provision for losses on loans	214	255	355	200	518	585	285	55	1,024	1,443	1,280
Net interest income after provision for loan losses	3,538	3,450	3,369	3,533	3,168	3,032	3,472	3,866	13,890	13,538	14,808
Other income	961	923	935	1,044	701	511	542	947	3,863	2,701	4,326
General, administrative and other expense	3,278	3,062	3,574	3,416	3,425	3,578	3,696	3,687	13,330	14,386	14,561
Earnings before income taxes	1,221	1,311	730	1,161	444	(35)	318	1,126	4,423	1,853	4,573
Federal income taxes	385	410	203	346	89	(56)	53	335	1,344	421	1,218
Net earnings	$ 836	$ 901	$ 527	$ 815	$ 355	$ 21	$ 265	$ 791	$ 3,079	$ 1,432	$ 3,355
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.13	$ 0.14	$ 0.08	$ 0.12	$ 0.06	$ 0.00	$ 0.04	$ 0.11	$ 0.47	$ 0.21	$ 0.45